Shareholder Report, Line Graph (Details) - USD ($)	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	Jul. 06, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015
C000005556
Account Value [Line Items]
Account Value	$ 36,858	$ 37,631	$ 34,447	$ 32,161	$ 31,233	$ 27,098	$ 26,195	$ 24,115	$ 21,799	$ 22,246	$ 22,148	$ 22,435	$ 25,442	$ 29,311	$ 29,106	$ 25,743	$ 24,462	$ 23,265	$ 22,256	$ 18,564	$ 17,042	$ 17,584	$ 16,613	$ 15,453	$ 15,253	$ 14,414	$ 15,463	$ 14,299	$ 13,905	$ 13,185	$ 12,229		$ 11,798	$ 11,038	$ 10,238	$ 10,260	$ 9,928	$ 9,076	$ 10,172	$ 9,762	$ 10,124	$ 10,000
C000193192
Account Value [Line Items]
Account Value	1,580,041	1,612,849	1,475,634	1,377,413	1,337,155	1,159,813	1,120,671	1,031,294	932,079	950,673	946,112	958,135	1,086,039	1,251,132	1,241,996	1,098,267	1,043,455	992,238	949,071	791,323	726,076	749,140	707,433	658,018	649,321	613,562	658,224	608,882	591,914	561,271	520,234	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,076	32,701	30,262	28,204	27,291	24,316	23,990	22,106	21,221	21,593	20,905	21,665	23,085	24,208	24,107	22,494	20,557	19,161	18,120	15,630	15,191	16,099	14,920	14,023	14,210	13,939	14,728	13,681	13,527	13,209	12,248		11,891	11,639	10,803	10,553	10,103	9,216	9,975	9,469	10,081	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	1,345,016	1,371,243	1,268,974	1,182,661	1,144,369	1,019,623	1,005,969	926,974	889,853	905,457	876,606	908,489	967,999	1,015,115	1,010,869	943,237	862,024	803,484	759,806	655,428	636,992	675,062	625,656	588,020	595,863	584,517	617,566	573,699	567,222	553,905	513,576	500,000
Russell 3000 Growth Index
Account Value [Line Items]
Account Value	42,052	42,623	39,001	36,414	35,313	30,851	29,978	27,416	24,528	24,767	24,769	25,117	28,197	31,587	30,747	27,183	25,561	24,412	23,871	19,347	17,602	17,985	16,741	15,479	15,448	14,953	16,240	14,824	14,487	13,827	12,737		$ 12,218	$ 11,542	$ 10,615	$ 10,573	$ 10,162	$ 9,402	$ 10,183	$ 9,613	$ 10,088	$ 10,000
Russell 3000 Growth Index
Account Value [Line Items]
Account Value	$ 1,733,410	$ 1,756,950	$ 1,607,662	$ 1,501,022	$ 1,455,604	$ 1,271,700	$ 1,235,722	$ 1,130,096	$ 1,011,048	$ 1,020,920	$ 1,021,006	$ 1,035,326	$ 1,162,282	$ 1,302,050	$ 1,267,425	$ 1,120,507	$ 1,053,634	$ 1,006,272	$ 983,967	$ 797,485	$ 725,561	$ 741,367	$ 690,085	$ 638,060	$ 636,764	$ 616,350	$ 669,419	$ 611,044	$ 597,169	$ 569,960	$ 525,027	$ 500,000